Income Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [Line Items]
Movements, Recognized in profit or loss	$ (553,225,000)
Movements, Recognized in comprehensive income	192,933,000	$ 61,038,000	$ (1,394,000)
Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(113,033,000)	(254,940,000)
Movements, Recognized in profit or loss	408,076,000	232,755,000
Movements, Recognized in comprehensive income	193,778,000	60,144,000
Movements, Acquisitions		60,358,000
Movements, Foreign currency translation difference	61,944,000	128,374,000
Movements, Other increases (decreases)	(106,385,000)	(42,917,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	444,380,000	(113,033,000)	(254,940,000)
Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		(296,807,000)
Deferred Taxes Assets/(Liabilities), Net ending balance			(296,807,000)
Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(113,033,000)	(551,747,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(113,033,000)	(551,747,000)
Accumulated Depreciation [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(349,781,000)	(332,221,000)
Movements, Recognized in profit or loss	(38,520,000)	(25,314)
Movements, Foreign currency translation difference	82,756,000	27,654,000
Movements, Other increases (decreases)	(176,968,000)	(19,926,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	(482,513,000)	(349,781,000)	(332,221,000)
Accumulated Depreciation [Member] | Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		26,000
Deferred Taxes Assets/(Liabilities), Net ending balance			26,000
Accumulated Depreciation [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(349,781,000)	(332,195,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(349,781,000)	(332,195,000)
Accumulated Amortization [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(17,194,000)	(20,766,000)
Movements, Recognized in profit or loss	119,000	145
Movements, Foreign currency translation difference	(308,000)	2,937,000
Movements, Other increases (decreases)	1,328,000	490,000
Deferred Taxes Assets/(Liabilities), Net ending balance	(16,055,000)	(17,194,000)	(20,766,000)
Accumulated Amortization [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(17,194,000)	(20,766,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(17,194,000)	(20,766,000)
Post-Employment Benefit Obligations [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	373,951,000	83,769,000
Movements, Recognized in profit or loss	(1,962,000)	1,362
Movements, Recognized in comprehensive income	195,098,000	59,036,000
Movements, Acquisitions		262,299,000
Movements, Foreign currency translation difference	(17,182,000)	(31,463,000)
Movements, Other increases (decreases)	2,701,000	(1,052,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	552,606,000	373,951,000	83,769,000
Post-Employment Benefit Obligations [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	373,951,000	83,769,000
Deferred Taxes Assets/(Liabilities), Net ending balance		373,951,000	83,769,000
Revaluation of Financial Instruments [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(5,074,000)	3,278,000
Movements, Recognized in profit or loss	1,339,000	(8,149)
Movements, Recognized in comprehensive income	(1,320,000)	1,103,000
Movements, Foreign currency translation difference	(162,000)	(85,000)
Movements, Other increases (decreases)	(5,198,000)	(1,221,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	(10,415,000)	(5,074,000)	3,278,000
Revaluation of Financial Instruments [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(5,074,000)	3,278,000
Deferred Taxes Assets/(Liabilities), Net ending balance		(5,074,000)	3,278,000
Tax Loss [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	258,589,000
Movements, Recognized in profit or loss	1,481,000	274,706
Movements, Foreign currency translation difference	(10,630,000)	(16,117,000)
Movements, Other increases (decreases)	31,640,000
Deferred Taxes Assets/(Liabilities), Net ending balance	281,080,000	258,589,000
Tax Loss [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	258,589,000
Deferred Taxes Assets/(Liabilities), Net ending balance		258,589,000
Provisions [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	593,249,000	144,318,000
Movements, Recognized in profit or loss	(112,506,000)	120,906
Movements, Acquisitions		340,549,000
Movements, Foreign currency translation difference	(30,273,000)	(70,557,000)
Movements, Other increases (decreases)	(50,857,000)	52,407,000
Deferred Taxes Assets/(Liabilities), Net ending balance	399,613,000	593,249,000	144,318,000
Provisions [Member] | Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		5,626,000
Deferred Taxes Assets/(Liabilities), Net ending balance			5,626,000
Provisions [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	593,249,000	149,944,000
Deferred Taxes Assets/(Liabilities), Net ending balance		593,249,000	149,944,000
Provision For Civil Contingencies [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	256,544,000	46,147,000
Movements, Recognized in profit or loss	(46,541,000)	7,183
Movements, Acquisitions		218,400,000
Movements, Foreign currency translation difference	(11,377,000)	(14,989,000)
Movements, Other increases (decreases)	42,894,000	(197,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	241,520,000	256,544,000	46,147,000
Provision For Civil Contingencies [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	256,544,000	46,147,000
Deferred Taxes Assets/(Liabilities), Net ending balance		256,544,000	46,147,000
Provision Contingencies Workers [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	32,360,000	33,669,000
Movements, Recognized in profit or loss	146,000	(705)
Movements, Foreign currency translation difference	116,000	(540,000)
Movements, Other increases (decreases)	4,256,000	(64,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	36,878,000	32,360,000	33,669,000
Provision Contingencies Workers [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	32,360,000	33,669,000
Deferred Taxes Assets/(Liabilities), Net ending balance		32,360,000	33,669,000
Provision For Doubtful Trade Accounts [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	235,875,000	99,420,000
Movements, Recognized in profit or loss		111,533
Movements, Acquisitions		34,765,000
Movements, Foreign currency translation difference		(15,218,000)
Movements, Other increases (decreases)		(251,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		235,875,000	99,420,000
Provision For Doubtful Trade Accounts [Member] | Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		5,626,000
Deferred Taxes Assets/(Liabilities), Net ending balance			5,626,000
Provision For Doubtful Trade Accounts [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		105,046,000
Deferred Taxes Assets/(Liabilities), Net ending balance			105,046,000
Provision Uncontainable Accounts [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Movements, Recognized in profit or loss	7,096,000
Movements, Foreign currency translation difference	(9,042,000)
Movements, Other increases (decreases)	(111,825,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	122,104,000
Provision Uncontainable Accounts [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	235,875,000
Deferred Taxes Assets/(Liabilities), Net ending balance		235,875,000
Provision Of Human Resources Accounts [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	14,730,000	4,782,000
Movements, Recognized in profit or loss	680,000	6,685
Movements, Acquisitions		4,028,000
Movements, Foreign currency translation difference	(223,000)	(870,000)
Movements, Other increases (decreases)	1,152,000	105,000
Deferred Taxes Assets/(Liabilities), Net ending balance	16,339,000	14,730,000	4,782,000
Provision Of Human Resources Accounts [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	14,730,000	4,782,000
Deferred Taxes Assets/(Liabilities), Net ending balance		14,730,000	4,782,000
Financial Assets Ifric 12 [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(196,683,000)	(119,729,000)
Movements, Recognized in profit or loss	(36,402,000)	(30,739)
Movements, Acquisitions		(54,965,000)
Movements, Foreign currency translation difference	12,177,000	7,689,000
Movements, Other increases (decreases)	13,483,000	1,061,000
Deferred Taxes Assets/(Liabilities), Net ending balance	(207,425,000)	(196,683,000)	(119,729,000)
Financial Assets Ifric 12 [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(196,683,000)	(119,729,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(196,683,000)	(119,729,000)
Other Provisions [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	250,423,000	80,029,000
Movements, Recognized in profit or loss	(37,485,000)	26,949
Movements, Acquisitions		138,321,000
Movements, Foreign currency translation difference	(21,924,000)	(46,629,000)
Movements, Other increases (decreases)	(817,000)	51,753,000
Deferred Taxes Assets/(Liabilities), Net ending balance	190,197,000	250,423,000	80,029,000
Other Provisions [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	250,423,000	80,029,000
Deferred Taxes Assets/(Liabilities), Net ending balance		250,423,000	80,029,000
Other [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(966,773,000)	(133,318,000)
Movements, Recognized in profit or loss	558,125,000	(130,901)
Movements, Recognized in comprehensive income		5,000
Movements, Acquisitions		(542,490,000)
Movements, Foreign currency translation difference	37,743,000	216,005,000
Movements, Other increases (decreases)	90,969,000	(73,615,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	(279,936,000)	(966,773,000)	(133,318,000)
Other [Member] | Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		(302,459,000)
Deferred Taxes Assets/(Liabilities), Net ending balance			(302,459,000)
Other [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(966,773,000)	(435,777,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(966,773,000)	(435,777,000)
Other Deferred Taxes [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Movements, Recognized in profit or loss	(5,762,000)
Movements, Foreign currency translation difference	23,468,000
Movements, Other increases (decreases)	112,131,000
Deferred Taxes Assets/(Liabilities), Net ending balance	110,510,000
Other Deferred Taxes [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(19,327,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(19,327,000)
Other Deferred Taxes Net [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(19,327,000)	4,395,000
Movements, Recognized in profit or loss		(31,488)
Movements, Recognized in comprehensive income		5,000
Movements, Acquisitions		74,195,000
Movements, Foreign currency translation difference		9,466,000
Movements, Other increases (decreases)		(75,900,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(19,327,000)	4,395,000
Other Deferred Taxes Net [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		4,395,000
Deferred Taxes Assets/(Liabilities), Net ending balance			4,395,000
Argentina | Monetary Correction [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(265,047,000)	(2,883,000)
Movements, Recognized in profit or loss	370,000	(111,518)
Movements, Foreign currency translation difference	629,000	151,813,000
Movements, Other increases (decreases)	(21,162,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	(285,210,000)	(265,047,000)	(2,883,000)
Argentina | Monetary Correction [Member] | Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance		(302,459,000)
Deferred Taxes Assets/(Liabilities), Net ending balance			(302,459,000)
Argentina | Monetary Correction [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(265,047,000)	(305,342,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(265,047,000)	(305,342,000)
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Amortization PPA [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(682,399,000)	(134,830,000)
Movements, Recognized in profit or loss	563,517,000	12,105
Movements, Acquisitions		(616,685,000)
Movements, Foreign currency translation difference	13,646,000	54,726,000
Movements, Other increases (decreases)		2,285,000
Deferred Taxes Assets/(Liabilities), Net ending balance	(105,236,000)	(682,399,000)	(134,830,000)
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Amortization PPA [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	$ (682,399,000)	(134,830,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		$ (682,399,000)	$ (134,830,000)